Asset Retirement Obligation - Summary of Changes in Company's ARO (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1,	$ 4,374	$ 5,832	$ 5,832	$ 21,548
Accretion expense	93	106	422	1,271
Changes in estimates			(1,880)	(16,987)
Balance at March 31,	$ 4,467	$ 5,938	$ 4,374	$ 5,832